Consolidated Statements Of Comprehensive Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Common Class A and Class B USD ($)	Dec. 31, 2012 Common Class A and Class B CNY	Dec. 31, 2011 Common Class A and Class B CNY	Dec. 31, 2010 Common Class A and Class B CNY	Dec. 31, 2012 Class A Ordinary Shares American Depositary Shares USD ($)	Dec. 31, 2012 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2011 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2010 Class A Ordinary Shares American Depositary Shares CNY
Revenues:
Online marketing services	$ 3,570,672	22,245,643	14,489,767	7,912,869
Other services	9,692	60,383	11,019	2,205
Total revenues	3,580,364	22,306,026	14,500,786	7,915,074
Operating costs and expenses:
Cost of revenues	(1,035,063)	(6,448,545)	(3,896,883)	(2,149,288)
Selling, general and administrative	(401,492)	(2,501,336)	(1,692,810)	(1,088,980)
Research and development	(369,950)	(2,304,825)	(1,334,434)	(718,038)
Total operating costs and expenses	(1,806,505)	(11,254,706)	(6,924,127)	(3,956,306)
Operating profit	1,773,859	11,051,320	7,576,659	3,958,768
Other income:
Interest income	139,077	866,465	418,201	103,096
Interest expense	(17,312)	(107,857)	(82,551)	(35,975)
Foreign exchange gain (loss), net	(728)	(4,533)	(1,959)	6
Loss from equity method investments	(47,227)	(294,229)	(179,408)	(8,965)
Other income, net	72,916	454,271	78,237	44,233
Total other income	146,726	914,117	232,520	102,395
Income before income taxes	1,920,585	11,965,437	7,809,179	4,061,163
Income taxes	(252,670)	(1,574,159)	(1,188,861)	(535,995)
Net income	1,667,915	10,391,278	6,620,318	3,525,168
Net loss attributable to noncontrolling interests	(10,393)	(64,750)	(18,319)	0
Net income attributable to Baidu, Inc.	1,678,308	10,456,028	6,638,637	3,525,168
Basic					$ 47.93	298.62	190.27	101.28	$ 4.79	29.86	19.03	10.13
Diluted					$ 47.88	298.29	189.88	100.96	$ 4.79	29.83	18.99	10.10
Weighted average number of Class A and Class B ordinary shares outstanding
Basic					34,939,838	34,939,838	34,890,050	34,805,362
Diluted					34,979,459	34,979,459	34,962,831	34,917,835
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustment	(979)	(6,100)	32,930	(3,611)
Unrealized gains on available-for-sale securities	1,828	11,391	45	0
Other comprehensive (loss) income, net of tax	849	5,291	32,975	(3,611)
Comprehensive income	1,668,764	10,396,569	6,653,293	3,521,557
Comprehensive loss attributable to noncontrolling interests	(10,527)	(65,584)	(19,314)	0
Comprehensive income attributable to Baidu, Inc.	$ 1,679,291	10,462,153	6,672,607	3,521,557